Intangible Assets - Additional Information (Detail) - Software licenses [member] - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line Items]
Non cash portion of financial leases additions	$ 15.1	$ 0.0
Finance leases with a net book value	$ 19.1	$ 16.5